Accounting policies, presentation and estimates	6 Months Ended
Jun. 30, 2019
Accounting policies, presentation and estimates
Accounting policies, presentation and estimates

1.        Accounting policies, presentation and estimates

These condensed consolidated interim financial statements as at and for the period to 30 June 2019 have been prepared in accordance with the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority (FCA) and with International Accounting Standard 34 (IAS 34), Interim Financial Reporting and comprise the results of Lloyds Banking Group plc (the Company) together with its subsidiaries (the Group). They do not include all of the information required for full annual financial statements and should be read in conjunction with the Group’s consolidated financial statements as at and for the year ended 31 December 2018 which were prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IFRS). The 2018 Annual Report on Form 20-F is available on the Group’s website.

The UK Finance Code for Financial Reporting Disclosure (the Disclosure Code) sets out disclosure principles together with supporting guidance in respect of the financial statements of UK banks. The Group has adopted the Disclosure Code and these condensed consolidated half-year financial statements have been prepared in compliance with the Disclosure Code's principles. Terminology used in these condensed consolidated half-year financial statements is consistent with that used in the Group's 2018 Annual Report on Form 20-F.

The directors consider that it is appropriate to continue to adopt the going concern basis in preparing the condensed consolidated interim financial statements. In reaching this assessment, the directors have considered projections for the Group’s capital and funding position and have had regard to the factors set out in Risk management: Principal risks and uncertainties on page 15.

Except as noted below, the accounting policies are consistent with those applied by the Group in its 2018 Annual Report on Form 20-F.

Changes in accounting policy

The Group adopted IFRS 16 Leases from 1 January 2019. IFRS 16 replaces IAS 17 Leases and addresses the classification and measurement of all leases. The Group’s accounting as a lessor under IFRS 16 is substantially unchanged from its approach under IAS 17; however for lessee accounting there is no longer a distinction between finance and operating leases.

As lessee, under IFRS 16, in respect of leased properties previously accounted for as operating leases the Group now recognises a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use. Assets and liabilities arising from a lease are initially measured on a present value basis. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Group’s incremental borrowing rate. Lease payments are allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. Payments associated with leases with a lease term of 12 months or less and leases of low-value assets are recognised as an expense in profit or loss on a straight-line basis.

Details of the impact of adoption of IFRS 16 are provided in note 22.

The Group has also implemented the amendments to IAS 12 Income Taxes with effect from 1 January 2019 and as a result tax relief on distributions on other equity instruments, previously taken directly to retained profits, is now reported within tax expense in the income statement. Comparatives have been restated. Adoption of these amendments to IAS 12 has resulted in a reduction in tax expense and an increase in profit for the period in the half-year to 30 June 2019 of £60 million (half-year to 30 June 2018:  £50 million). There is no impact on total shareholders' equity or on earnings per share.

Future accounting developments

Details of those IFRS pronouncements which will be relevant to the Group but which will not be effective at 31 December 2019 and which have not been applied in preparing these financial statements are set out in note 23.

Related party transactions

The Group has had no material or unusual related party transactions during the six months to 30 June 2019. Related party transactions for the six months to 30 June 2019,  including those with directors, are similar in nature to those for the year ended 31 December 2018. Full details of the Group's related party transactions for the year to 31 December 2018 can be found in the Group's 2018 Annual Report and Accounts.

Critical accounting estimates and judgements

The preparation of the Group’s financial statements requires management to make judgements, estimates and assumptions that impact the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may include amounts which differ from those estimates. Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The Group’s significant judgements, estimates and assumptions are unchanged compared to those applied at 31 December 2018, except as detailed below.

Allowance for impairment losses

At 30 June 2019 the Group’s allowance for expected credit losses (ECL) was £3,511 million (31 December 2018: £3,362 million), of which £3,338 million (31 December 2018: £3,169 million) was in respect of drawn balances.

The measurement of expected credit losses is required to reflect an unbiased probability-weighted range of possible future outcomes. The approach to generating the economic scenarios used in the calculation of the Group’s ECL allowances is little changed since 31 December 2018. The central scenario reflects the Group’s updated base case assumptions used for medium-term planning purposes. Additional model-generated upside, downside and severe downside scenarios are identified to represent a typical scenario from specified points along an estimated loss distribution, with the scenario weightings unchanged since 31 December 2018. The key UK economic assumptions made by the Group as at 30 June 2019 averaged over a five year period are shown below.

Economic assumptions

				Severe
	Base case	Upside	Downside	downside
	%	%	%	%

Scenario weighting	30	30	30	10

At 30 June 2019
Bank of England base rate	1.25	2.05	0.49	0.11
Unemployment rate	4.3	3.8	5.7	7.0
House price growth	1.5	5.2	(2.3)	(7.4)
Commercial real estate price growth	(0.2)	1.6	(4.9)	(9.5)

At 31 December 2018
Bank of England base rate	1.25	2.34	1.30	0.71
Unemployment rate	4.5	3.9	5.3	6.9
House price growth	2.5	6.1	(4.8)	(7.5)
Commercial real estate price growth	0.4	5.3	(4.7)	(6.4)

Economic assumptions – start to peak

				Severe
	Base case	Upside	Downside	downside
	%	%	%	%
At 30 June 2019
Bank of England base rate	1.75	2.70	0.75	0.75
Unemployment rate	4.7	4.5	7.0	8.1
House price growth	7.3	28.8	(1.6)	(2.2)
Commercial real estate price growth	(0.6)	8.4	(1.0)	(1.6)

At 31 December 2018
Bank of England base rate	1.75	4.00	1.75	1.25
Unemployment rate	4.8	4.3	6.3	8.6
House price growth	13.7	34.9	0.6	(1.6)
Commercial real estate price growth	0.1	26.9	(0.5)	(0.5)

Economic assumptions – start to trough

				Severe
	Base case	Upside	Downside	downside
	%	%	%	%
At 30 June 2019
Bank of England base rate	0.75	0.75	0.31	0.01
Unemployment rate	3.8	3.4	3.8	3.9
House price growth	(1.1)	(0.5)	(12.0)	(33.2)
Commercial real estate price growth	(1.5)	0.0	(23.8)	(40.7)

At 31 December 2018
Bank of England base rate	0.75	0.75	0.75	0.25
Unemployment rate	4.1	3.5	4.3	4.2
House price growth	0.4	2.3	(26.5)	(33.5)
Commercial real estate price growth	(0.1)	0.0	(23.8)	(33.8)

The Group’s base-case economic scenario has changed little over the year and reflects a broadly stable outlook for the economy. Although there remains considerable uncertainty about the economic consequences of the UK’s planned exit from the European Union, the Group considers that at this stage the range of possible outcomes is adequately reflected in its choice and weighting of scenarios. The effect of the revised economic assumptions has been to increase the ECL allowance by £50 million.

Impact of forward looking information

As a result of applying the assumptions set out above, the extent to which a higher ECL allowance has been recognised is shown below:

		Probability
	Base case	-weighted	Difference
	£m	£m	£m

UK mortgages	501	619	118
Other Retail	1,365	1,386	21
Commercial	1,376	1,433	57
Other	73	73	—
At 30 June 2019	3,315	3,511	196
At 31 December 2018	3,100	3,362	262